OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES

All figures in USD ‘000	2020	2019
Accrued Interest	-	163
Accrued Expenses	5,689	8,225
Other Liabilities	2,403	1,190
Settlement Deferred Compensation Liabilities	-	3,830
Deferred Revenues	140	2,154
Total as of December 31,	8,232	15,562